Operating Expenses - Schedule of Arriving at Loss Before Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Arriving at Loss Before Tax [Abstract]
Depreciation and amortization	$ 773,366	$ 584,227	$ 168,784
Professional and contracted fees	3,566,527	3,417,680	771,240
Travel expenses	1,110,150	411,481	368,923
Employee benefits expense	7,060,779	1,467,049	234,276
Taxes and permits	248,301	176,293
Utilities and office	56,360	11,401
Insurance	227,706	29,248
Selling and marketing expenses	1,178,142	922,087	186,046
Other administrative expenses	1,247,382	439,307	342,375
Total	$ 15,468,713	$ 7,458,773	$ 2,071,644